UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       390 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

 /s/ Adam J. Semler           New York, NY          8/11/04
---------------------   ------------------------  -----------
    [Signature]               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:      92,958,874
                                          -----------------------

Form 13F Information Table Value Total:  $2,072,952,599
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

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                                                                                       Item 5:
                  Item 1:                  Item 2:        Item 3:        Item 4:      Shares of
              Name of Issuer               Title of       CUSIP        Fair Market    Principal
                                            Class         Number          Value        Amount

--------------------------------------------------------------------------------------------------

CARNIVAL CORP COM                           COMMON        143658102     19,330,630        411,290
ABX AIR INC                                 COMMON        00080S101      1,878,250        275,000
ADESA INC                                   COMMON        00686U104      2,519,392        104,800
AETHER SYSTEMS INC                          COMMON        00808V105        270,504         78,635
AGRIUM INC                                  COMMON        008916108      8,839,125        607,500
ALLETE INC                                  COMMON        018522102     17,169,480        515,600
AMERICAN HOMEPATIENT INC                    COMMON        026649103        160,075        142,924
ASSURANT INC                                COMMON        04621X108     39,416,653      1,494,187
CADENCE RESOURCES CORP.                     COMMON        12738N103        720,000        400,000
CENDANT CORP COM                            COMMON        151313103     23,378,400        955,000
CIA VALE DO RIO DOCE-ADR                    COMMON        204412209     20,460,765        430,300
CLARUS CORPORATION                          COMMON        182707109      3,497,058        304,092
COMPUTER ASSOC INTL COM                     COMMON        204912109     26,937,600        960,000
CONSOL ENERGY INC                           COMMON        20854P109     10,569,600        293,600
CROWN CORK & SEAL INC COM                   COMMON        228368106      2,691,900        270,000
CSK AUTO CORP                               COMMON        125965103      6,124,122        357,300
DANIELSON HOLDING CORP                      COMMON        236274106      9,832,930      1,423,000
ELAN PLC ADR                                COMMON        284131208     51,954,000      2,100,000
FORDING CANADIAN COAL TRUST                 COMMON        345425102      1,263,000         30,000
GENCORP INC                                 COMMON        368682100      4,590,092        342,800
GLOBIX CORP                                 COMMON        37957F200      2,989,126      1,030,733
GRUPO TMM S A SP ADR A SHS                  COMMON        40051D105        264,355        107,900
HOLLINGER INTL INC CL A                     COMMON        435569108      1,679,000        100,000
IBASIS INC                                  COMMON        450732102         36,550         21,500
ICO GLOBAL COM HLDG LTD                     COMMON        44930K108        548,236      1,054,300
ISPAT INTL NV-NY REG SHS                    COMMON        464899103     28,450,380      1,935,400
K2 INC                                      COMMON        482732104      5,338,000        340,000
KANSAS CITY SOUTHERN INDS INC               COMMON        485170104      8,039,850        518,700
KEY ENERGY SERVICES INC                     COMMON        492914106      9,490,032      1,005,300
KMART HOLDING CORP                          COMMON        498780105     51,027,255        710,686
LIBERTY MEDIA CORP - A                      COMMON        530718105     44,207,911      4,917,454
MASSEY ENERGY CORP COM                      COMMON        576206106     20,068,594        711,400
MCDERMOTT INTL INC COM                      COMMON        580037109      1,270,000        125,000
MONOLITHIC SYSTEM TECHNOLOGY                COMMON        609842109        564,750         75,000
NATIONAL MEDICAL HEALTH CARD                COMMON        636918302      2,621,007         97,653
NATIONAL PROCESSING INC                     COMMON        637229105     16,600,250        577,400
NET PERCEPTIONS INC                         COMMON        64107U101        508,708        748,100
NEW CENTURY FINANCIAL CORP                  COMMON        64352D101     15,291,412        326,600
NEXTEL COMMUNICATIONS INC-CL A              COMMON        65332V103     10,714,654        401,900
NEXTWAVE                                    COMMON        65332M103     60,274,014     10,045,669
NOKIA CORP SPONSORED ADR                    COMMON        654902204     39,258,000      2,700,000
NRG ENERGY INC                              COMMON        629377508     20,836,960        840,200
NUCOR CORP COM                              COMMON        670346105     67,548,800        880,000
PEABODY ENERGY CORP COM                     COMMON        704549104     15,671,601        279,900
J C PENNEY INC COM                          COMMON        708160106     92,157,056      2,440,600
PHELPS DODGE CORP                           COMMON        717265102     11,626,500        150,000
PMA CAPITAL CORPORATION CL-A                COMMON        693419202     10,922,085      1,213,565
POSCO SPONSORED ADR                         COMMON        693483109     11,989,878        357,800
RIGGS NATL CORP WASH D C                    COMMON        766570105      8,507,136        402,800
TOYS R US INC                               COMMON        892335100     28,480,132      1,787,830
UNITEDGLOBALCOM                             COMMON        913247508     29,076,641      4,005,047
VIVENDI UNIVERSAL SPON ADR NEW              COMMON        92851S204      2,803,950        100,500
W R GRACE & CO-DEL NEW                      COMMON        38388F108      4,648,450        749,750
XO COMMUNICATIONS INC                       COMMON        983764838        207,500         50,000
ABOVENET INC                                COMMON        00374N107      6,453,051        222,519
AMERICAN TOWER CORP - CL A                  COMMON        029912201      3,167,680        208,400
BOISE CASCADE CORP COM                      COMMON        097383103    104,050,096      2,764,349
CHEMED CORP.                                COMMON        778787101     18,633,700        384,200
HEALTHSOUTH CORP COM                        COMMON        421924101      3,900,000        650,000
IMPSAT FIBER NETWORKS                       COMMON        45321T202      6,715,997      1,025,343
KINDER MORGAN INC KANS COM                  COMMON        49455P101     29,716,148        501,200
LIPMAN                                      COMMON        M6772H101      4,623,360         89,600
MARINER HEALTH CARE INC                     COMMON        56845X108      4,029,620        149,800
MOTIENT CORP                                COMMON        619908304     13,151,397        955,076
PG&E CORP                                   COMMON        69331C108      4,640,443        166,086
RIVER BANK AMERICA-N.Y.                     COMMON        749254108        639,000        127,800
SPECTRASITE INC                             COMMON        84761M104      3,613,192         83,600
TYCO INTL LTD NEW COM                       COMMON        902124106    110,253,864      3,326,912
NEIMAN MARCUS GROUP CLASS B                 COMMON        640204301        373,530          7,211
AT&T CORP COM WIRLES GRP                    COMMON        001957406    148,784,800     10,390,000
MAXWELL SHOE COMPANY INC                    COMMON        577766108      5,858,804        252,100
NEIGHBORCARE INC                            COMMON        64015Y104      4,586,712        146,400
PEOPLESOFT INC COM                          COMMON        712713106      4,625,000        250,000
WELLPOINT HEALTH NETWORKS INC               COMMON        94973H108     45,420,615        405,505
ADELPHIA COMMUNICATION PFD CV E 7.5%        PREFERRED     006848501         42,750         25,000
ADELPHIA COMMUNICATION PFD CV SER D         PREFERRED     006848402         50,000          2,000
LIBERTY GROUP PUBG INC PFD SREX14.75%       PREFERRED     530553304      3,182,600        159,130
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C  PREFERRED     564621495        529,026        264,513
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D   PREFERRED     564623053        180,000         90,000
SUPERIOR ESSEX INC PFD                      PREFERRED     86815U206        174,549        174,549
VITELCO 10% PFD. STOCK (UNREGISTERED)       PREFERRED     927682203      8,500,000          8,500
NUCOR CORP CLL OPT 65.0000 07172004         CALL OPTION   6703469GM      1,177,890            994
NY COMM. BANCORP CALL OPT 20.00 07172004    CALL OPTION   6494459GD        420,000          6,000
PEOPLESOFT CALL OPT 17.5000 08212004        CALL OPTION   7BE99U224        512,500          2,500
SELECT MEDICAL CALL OPT 12.5000 10162004    CALL OPTION   8PN99A13          16,125             75
SCHERING-PLOUG CLL OPT 15.0000 01222005     CALL OPTION   8T099C15       1,786,000          4,700
BRADLEES INC WARRANTS                       WARRANTS      104499116              0         25,000
DIVA SYSTEMS WARRANTS                       WARRANTS      255013153              0         10,611
HMP WARRANTS                                WARRANTS      40425K11       4,145,000         20,725
NEXTWAVE WARRANTS (PHYSICAL)                WARRANTS      0                 24,671         24,671
THERMADYNE HOLDINGS WARRANTS @ 20.78        WARRANTS      0                      0         90,217
WTS BESTEL S A DE C V                       WARRANTS      08658T112              0         15,305
WTS MOTIENT CORP EXP (UNREGISTERED)         WARRANTS      61990830       3,574,687        312,500
SPX CORP COM                                COMMON        784635104      1,196,573         25,766
ACCREDO HEALTH INC COM                      COMMON        00437V104      1,118,254         28,710
JOHNSON & JOHNSON COM                       COMMON        478160104     15,625,967        280,538
BANKAMERICA CORP COM                        COMMON        060505104     43,158,654        510,029
AMGEN INC COM                               COMMON        031162100      1,616,418         29,621
MATTEL INC COM                              COMMON        577081102        416,100         22,800
NEWMONT MINING CORP COM                     COMMON        651639106      2,788,239         71,936
PFIZER INC COM                              COMMON        717081103     16,884,820        492,556
PNC BANK CORP COM                           COMMON        693475105      4,694,926         88,450
CHEVRON CORPORATION COM                     COMMON        166751107     17,535,422        186,329
VIACOM CLASS B                              COMMON        925524308      3,178,008         88,970
DEUTSCHE TELEKOM AG SPONSORED ADR           COMMON        251566105      1,746,755         98,631
WALT DISNEY CO                              COMMON        254687106      5,719,956        224,400
WASHINGTON MUTUAL INC                       COMMON        939322103      8,692,261        224,955
WELLS FARGO & CO-NEW                        COMMON        949746101     12,075,530        211,000
DEUTSCHE TELEKOM AG ORDS                    COMMON        5842359        1,220,285         69,308
AVENTIS SA ORDS                             COMMON        4736817      313,694,046      4,146,235
VEOLIA ENVIRONNEMENT ORDS                   COMMON        4031879       47,706,141      1,687,186
VIVENDI UNIVERSAL SA ORDS                   COMMON        4834777       57,491,956      2,068,053
UNILEVER PLC ORDS                           COMMON        0574873       19,037,787      1,924,600
SGL CARBON AG ORDS                          COMMON        4818351        1,023,301        109,563
ELECTRABEL SA ORDS                          COMMON        4294791       13,493,993         42,000
HOE GR ORDS                                 COMMON        5070376        2,511,758         40,000
KARSTADTQUELLE AG ORDS                      COMMON        5786565        9,501,280        438,268
SUEZ SA ORDS                                COMMON        7118047       12,517,334        600,000
AIR FRANCE ORDS                             COMMON        B010YS4        5,618,577        327,974
BRITISH SKY BROADCASTING PLC ORDS           COMMON        0141192       11,407,323      1,000,000
CELLTECH GROUP PLC ORDS                     COMMON        0182276        9,997,327      1,000,000
MARKS & SPENCER GROUP PLC ORDS              COMMON        3127489        8,408,452      1,273,190
-------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                       $2,072,952,599     92,958,874
-------------------------------------------------------------------------------------------------
                                        [table continued]

                                        [table continued]
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                                                          Item 6:                                          Item 8:
                                                   Investment Discretion                           Voting Authority Shares
                  Item 1:                  I-----------------------------------    Item 7:     ------------------------------
              Name of Issuer               T          (b) Shared-                  Managers
                                            (a) Sole  as defined   (c) Shared -  See Instr. V  (a) Sole  (b) Shared  (c) None
                                                      by Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------------

CARNIVAL CORP COM                                 X                                                X
ABX AIR INC                                       X                                                X
ADESA INC                                         X                                                X
AETHER SYSTEMS INC                                X                                                X
AGRIUM INC                                        X                                                X
ALLETE INC                                        X                                                X
AMERICAN HOMEPATIENT INC                          X                                                X
ASSURANT INC                                      X                                                X
CADENCE RESOURCES CORP.                           X                                                X
CENDANT CORP COM                                  X                                                X
CIA VALE DO RIO DOCE-ADR                          X                                                X
CLARUS CORPORATION                                X                                                X
COMPUTER ASSOC INTL COM                           X                                                X
CONSOL ENERGY INC                                 X                                                X
CROWN CORK & SEAL INC COM                         X                                                X
CSK AUTO CORP                                     X                                                X
DANIELSON HOLDING CORP                            X                                                X
ELAN PLC ADR                                      X                                                X
FORDING CANADIAN COAL TRUST                       X                                                X
GENCORP INC                                       X                                                X
GLOBIX CORP                                       X                                                X
GRUPO TMM S A SP ADR A SHS                        X                                                X
HOLLINGER INTL INC CL A                           X                                                X
IBASIS INC                                        X                                                X
ICO GLOBAL COM HLDG LTD                           X                                                X
ISPAT INTL NV-NY REG SHS                          X                                                X
K2 INC                                            X                                                X
KANSAS CITY SOUTHERN INDS INC                     X                                                X
KEY ENERGY SERVICES INC                           X                                                X
KMART HOLDING CORP                                X                                                X
LIBERTY MEDIA CORP - A                            X                                                X
MASSEY ENERGY CORP COM                            X                                                X
MCDERMOTT INTL INC COM                            X                                                X
MONOLITHIC SYSTEM TECHNOLOGY                      X                                                X
NATIONAL MEDICAL HEALTH CARD                      X                                                X
NATIONAL PROCESSING INC                           X                                                X
NET PERCEPTIONS INC                               X                                                X
NEW CENTURY FINANCIAL CORP                        X                                                X
NEXTEL COMMUNICATIONS INC-CL A                    X                                                X
NEXTWAVE                                          X                                                X
NOKIA CORP SPONSORED ADR                          X                                                X
NRG ENERGY INC                                    X                                                X
NUCOR CORP COM                                    X                                                X
PEABODY ENERGY CORP COM                           X                                                X
J C PENNEY INC COM                                X                                                X
PHELPS DODGE CORP                                 X                                                X
PMA CAPITAL CORPORATION CL-A                      X                                                X
POSCO SPONSORED ADR                               X                                                X
RIGGS NATL CORP WASH D C                          X                                                X
TOYS R US INC                                     X                                                X
UNITEDGLOBALCOM                                   X                                                X
VIVENDI UNIVERSAL SPON ADR NEW                    X                                                X
W R GRACE & CO-DEL NEW                            X                                                X
XO COMMUNICATIONS INC                             X                                                X
ABOVENET INC                                      X                                                X
AMERICAN TOWER CORP - CL A                        X                                                X
BOISE CASCADE CORP COM                            X                                                X
CHEMED CORP.                                      X                                                X
HEALTHSOUTH CORP COM                              X                                                X
IMPSAT FIBER NETWORKS                             X                                                X
KINDER MORGAN INC KANS COM                        X                                                X
LIPMAN                                            X                                                X
MARINER HEALTH CARE INC                           X                                                X
MOTIENT CORP                                      X                                                X
PG&E CORP                                         X                                                X
RIVER BANK AMERICA-N.Y.                           X                                                X
SPECTRASITE INC                                   X                                                X
TYCO INTL LTD NEW COM                             X                                                X
NEIMAN MARCUS GROUP CLASS B                       X                                                X
AT&T CORP COM WIRLES GRP                          X                                                X
MAXWELL SHOE COMPANY INC                          X                                                X
NEIGHBORCARE INC                                  X                                                X
PEOPLESOFT INC COM                                X                                                X
WELLPOINT HEALTH NETWORKS INC                     X                                                X
ADELPHIA COMMUNICATION PFD CV E 7.5%              X                                                X
ADELPHIA COMMUNICATION PFD CV SER D               X                                                X
LIBERTY GROUP PUBG INC PFD SREX14.75%             X                                                X
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C        X                                                X
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D         X                                                X
SUPERIOR ESSEX INC PFD                            X                                                X
VITELCO 10% PFD. STOCK (UNREGISTERED)             X                                                X
NUCOR CORP CLL OPT 65.0000 07172004               X                                                X
NY COMM. BANCORP CALL OPT 20.00 07172004          X                                                X
PEOPLESOFT CALL OPT 17.5000 08212004              X                                                X
SELECT MEDICAL CALL OPT 12.5000 10162004          X                                                X
SCHERING-PLOUG CLL OPT 15.0000 01222005           X                                                X
BRADLEES INC WARRANTS                             X                                                X
DIVA SYSTEMS WARRANTS                             X                                                X
HMP WARRANTS                                      X                                                X
NEXTWAVE WARRANTS (PHYSICAL)                      X                                                X
THERMADYNE HOLDINGS WARRANTS @ 20.78              X                                                X
WTS BESTEL S A DE C V                             X                                                X
WTS MOTIENT CORP EXP (UNREGISTERED)               X                                                X
SPX CORP COM                                      X                                                X
ACCREDO HEALTH INC COM                            X                                                X
JOHNSON & JOHNSON COM                             X                                                X
BANKAMERICA CORP COM                              X                                                X
AMGEN INC COM                                     X                                                X
MATTEL INC COM                                    X                                                X
NEWMONT MINING CORP COM                           X                                                X
PFIZER INC COM                                    X                                                X
PNC BANK CORP COM                                 X                                                X
CHEVRON CORPORATION COM                           X                                                X
VIACOM CLASS B                                    X                                                X
DEUTSCHE TELEKOM AG SPONSORED ADR                 X                                                X
WALT DISNEY CO                                    X                                                X
WASHINGTON MUTUAL INC                             X                                                X
WELLS FARGO & CO-NEW                              X                                                X
DEUTSCHE TELEKOM AG ORDS                          X                                                X
AVENTIS SA ORDS                                   X                                                X
VEOLIA ENVIRONNEMENT ORDS                         X                                                X
VIVENDI UNIVERSAL SA ORDS                         X                                                X
UNILEVER PLC ORDS                                 X                                                X
SGL CARBON AG ORDS                                X                                                X
ELECTRABEL SA ORDS                                X                                                X
HOE GR ORDS                                       X                                                X
KARSTADTQUELLE AG ORDS                            X                                                X
SUEZ SA ORDS                                      X                                                X
AIR FRANCE ORDS                                   X                                                X
BRITISH SKY BROADCASTING PLC ORDS                 X                                                X
CELLTECH GROUP PLC ORDS                           X                                                X
MARKS & SPENCER GROUP PLC ORDS                    X                                                X
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COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------------------------